Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 MXN ($) $ / $	Mar. 24, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2020 MXN ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 MXN ($) $ / $
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies				$ (569,247)	$ (11,650,909)			$ (7,365,333)		$ (7,389,466)
Assets per segment				$ 1,118,332	$ 22,889,141			$ 18,191,580		$ 17,276,961
U.S. Dollar
Interbank exchange rate
Exchange rate | $ / $							19.9087	19.9087	18.8727	18.8727
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)				10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Liability positions net in foreign currencies				$ 17,459			$ 75,718		$ 67,214
Estimated exchange rate (gain) loss from unfavorable change in exchange rate					$ (35,734)			$ (150,745)		$ (126,851)
Transactions in U.S. dollars
Technical assistance	$ 3,766	$ 3,766	$ 7,954
Insurance	1,392	1,039	935
Purchase of machinery and maintenance					5,071			7,065		7,685
Software					$ 251			$ 2,152		$ 443
Professional services, fees and subscriptions	1,531	1,786	702
Other	$ 15,554	$ 4,765	$ 4,303
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies				(4,784)			(4,095)		(10,059)
Assets per segment				$ 22,243			$ 81,189		$ 79,208
Interbank exchange rate
Exchange rate				20.4672	20.4672	19.8632	19.9087	19.9087	18.8727	18.8727